Annual Total Returns - Templeton Global Balanced Fund [BarChart] - Templeton Global Balanced Fund-31 - Templeton Global Balanced Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(5.56%)
Annual Return 2012	18.01%
Annual Return 2013	17.37%
Annual Return 2014	(0.67%)
Annual Return 2015	(2.58%)
Annual Return 2016	5.64%
Annual Return 2017	12.18%
Annual Return 2018	(9.44%)
Annual Return 2019	6.96%
Annual Return 2020	1.49%